ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivables	$ 131,000		$ 131,000		$ 55,000	$ 28,000
Advertising revenue	$ 68,000	$ 22,000	$ 206,000	$ 70,000